Balance Sheets - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 1,611	$ 9
GST receivable	502	562
Total current assets	2,113	571
Mineral Property Interests (note 5)		40,001
Investment (note 17)		1
Total Assets	2,113	40,573
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued liabilities (note 6)	150,001	255,184
Due to related parties (note 7)	34,756	308,936
Refundable subscription (note 8)		30,000
Loan payable (note 9)	52,973	103,924
Convertible debentures (note 10)	459,589	639,191
Total Liabilities	697,319	1,337,235
Stockholders’ Deficiency
Capital stock (note 11)	27,511,269	25,864,950
Equity portion of convertible debentures (note 10)	33,706	33,706
Deficit	(28,240,181)	(27,195,318)
Total Stockholders’ Deficiency	(695,206)	(1,296,662)
Total Liabilities and Stockholders’ Deficiency	$ 2,113	$ 40,573